UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	September 30, 2012

Global X Permanent ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 47.4%
U.S. Treasury Bonds
4.625%, 02/15/40	$500,000	$686,250
4.375%, 11/15/39	524,000	692,581
4.375%, 05/15/40	511,000	676,037
3.875%, 08/15/40	568,000	693,937

U.S. Treasury Notes
2.625%, 12/31/14	655,000	689,797
2.500%, 03/31/15	658,000	694,447
2.375%, 02/28/15	661,000	694,256
2.125%, 11/30/14	671,000	697,892

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,346,139)		5,525,197

COMMON STOCK — 19.0%
BRAZIL—0.5%
Basic Materials — 0.2%
Vale, Cl B	1,590	28,461
Oil & Gas — 0.3%
Petroleo Brasileiro	1,689	38,746
TOTAL BRAZIL		67,207
CHINA—0.3%
Oil & Gas — 0.3%
PetroChina ADR	250	32,290
SINGAPORE—0.2%
Consumer Goods — 0.2%
Wilmar International	11,013	29,166
SWITZERLAND—0.3%
Basic Materials — 0.3%
Xstrata	2,015	31,155
UNITED STATES— 17.7%
Basic Materials — 1.4%
Anglo American	829	24,324
BHP Billiton	486	33,345
Mosaic	660	38,022
Potash Corp of Saskatchewan	773	33,564
Rio Tinto	662	30,955
		160,210
Consumer Goods — 1.9%
Altria Group	757	25,276
Archer-Daniels-Midland	1,260	34,247
Coca-Cola	619	23,479
Mondelez International, Cl A	532	21,998
Monsanto	451	41,050
PepsiCo	315	22,292

Schedule of Investments (Unaudited)	September 30, 2012

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Philip Morris International	282	$25,363
Procter & Gamble	312	21,641
		215,346
Consumer Services — 1.7%
Amazon.com *	114	28,992
Comcast, Cl A	808	28,902
CVS Caremark	504	24,404
eBay *	353	17,089
Home Depot	472	28,495
McDonald's	201	18,442
Wal-Mart Stores	348	25,682
Walt Disney	558	29,172
		201,178
Financials — 1.9%
American Express	436	24,791
American International Group *	459	15,051
Bank of America	2,965	26,181
Berkshire Hathaway, Cl B *	258	22,755
Citigroup	639	20,908
JPMorgan Chase	545	22,062
Mastercard, Cl A	35	15,802
US Bancorp	751	25,759
Visa, Cl A	210	28,199
Wells Fargo	721	24,896
		226,404
Health Care — 1.4%
Abbott Laboratories	387	26,533
Amgen	303	25,549
Bristol-Myers Squibb	652	22,005
Johnson & Johnson	309	21,293
Merck	535	24,128
Pfizer	967	24,030
UnitedHealth Group	416	23,051
		166,589
Industrials — 1.2%
3M	237	21,904
Boeing	268	18,658
Caterpillar	160	13,766
General Electric	1,103	25,049
Union Pacific	183	21,722
United Parcel Service, Cl B	265	18,966
United Technologies	258	20,199
		140,264

Schedule of Investments (Unaudited)	September 30, 2012

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.2%
Chevron	361	$42,078
Exxon Mobil	442	40,421
Royal Dutch Shell, Cl A	540	37,481
Schlumberger	247	17,865
		137,845
Real Estate Investment Trusts — 4.9%
American Tower, Cl A	725	51,758
Annaly Capital Management	3,372	56,784
Boston Properties	557	61,610
Equity Residential	962	55,344
General Growth Properties	2,798	54,505
HCP	1,387	61,694
Public Storage	412	57,338
Simon Property Group	326	49,490
Ventas	991	61,690
Vornado Realty Trust	712	57,707
		567,920
Technology — 1.6%
Apple	25	16,681
Cisco Systems	982	18,746
EMC *	578	15,762
Google, Cl A *	36	27,162
Intel	754	17,101
International Business Machines	109	22,612
Microsoft	691	20,578
Oracle	708	22,295
QUALCOMM	334	20,872
		181,809
Telecommunications — 0.5%
AT&T	728	27,446
Verizon Communications	569	25,929
		53,375
TOTAL UNITED STATES		2,050,940
TOTAL COMMON STOCK
(Cost $2,164,486)		2,210,758

Schedule of Investments (Unaudited)	September 30, 2012

Global X Permanent ETF

	Shares	Value

EXCHANGE TRADED COMMODITIES — 27.2%
ETFS Physical Gold	14,250	$2,473,373
ETFS Physical Silver	20,603	692,543
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,040,450)		3,165,916

EXCHANGE TRADED FUNDS — 5.9%
Vanguard FTSE All-World ex-US ETF	8,002	343,766
Vanguard Small-Cap ETF	4,317	345,964
TOTAL EXCHANGE TRADED FUNDS
(Cost $683,062)		689,730

TOTAL INVESTMENTS — 99.5%
(Cost $11,234,137)††		$11,591,601

Percentages are based on Net Assets of $11,647,661

*	Non-income producing security.
††	At September 30, 2012, the tax basis cost of the Fund's investments was $11,234,137, and the unrealized appreciation and depreciation were $457,374 and $(99,910) respectively.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times and London Stock Exchange

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,525,197	$—	$5,525,197
Exchange Traded Commodities	3,165,916	—	—	3,165,916
Common Stock	2,210,758	—	—	2,210,758
Exchange Traded Funds	689,730	—	—	689,730
Total Investments in Securities	$6,066,404	$5,525,197	$—	$11,591,601

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 investments. The Fund generally recognizes transfers between the levels at the beginning of the period.

For the period ended September 30, 2012, there were no Level 3 investments at the beginning or end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	September 30, 2012

Global X Top Guru Holdings Index ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL—4.2%
Consumer Goods — 2.4%
Cosan, Cl A	2,647	$41,982
Financials — 1.8%
Banco Bradesco	1,989	31,963
TOTAL BRAZIL		73,945
MEXICO—1.9%
Telecommunications — 1.9%
America Movil, Ser L	1,293	32,894
NETHERLANDS—2.2%
Technology — 2.2%
Yandex, Cl A *	1,587	38,263
UNITED STATES— 91.5%
Basic Materials — 10.0%
Agrium	339	35,073
BHP Billiton	526	36,089
Celanese, Cl A	819	31,048
Chemtura *	2,019	34,767
Cytec Industries	546	35,774
		172,751
Consumer Goods — 4.1%
Delphi Automotive *	1,159	35,929
Mondelez International, Cl A	838	34,651
		70,580
Consumer Services — 10.6%
Dollar Thrifty Automotive Group *	438	38,075
Education Management *	9,564	29,744
GameStop, Cl A	1,893	39,753
Pandora Media *	3,507	38,402
priceline.com *	59	36,505
		182,479
Financials — 20.9%
American Capital *	3,045	34,530
American International Group *	981	32,167
CBRE Group, Cl A *	1,928	35,495
CIT Group *	913	35,963
Fidelity National Financial, Cl A	1,787	38,224
Hartford Financial Services Group	1,912	37,169
Hudson Pacific Properties	1,921	35,539
JPMorgan Chase	919	37,201
Nationstar Mortgage Holdings *	1,200	39,816
SLM	2,115	33,248
		359,352

Schedule of Investments (Unaudited)	September 30, 2012

Global X Top Guru Holdings Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 7.7%
Cigna	768	$36,227
Johnson & Johnson	501	34,524
Life Technologies *	722	35,291
Vivus *	1,493	26,605
		132,647
Industrials — 13.7%
Canadian Pacific Railway	395	32,742
Lockheed Martin	371	34,644
Nortek *	656	35,903
Owens-Illinois *	1,814	34,031
Quad	2,139	36,277
Sensata Technologies Holding *	1,076	32,032
Spirit Aerosystems Holdings, Cl A *	1,330	29,539
		235,168
Oil & Gas — 8.4%
BP ADR	827	35,031
Energy Transfer Equity	795	35,934
Pioneer Natural Resources	342	35,705
Targa Resources	770	38,762
		145,432
Technology — 14.1%
Apple	53	35,365
Google, Cl A *	53	39,988
Magnachip Semiconductor *	2,395	28,261
Microsoft	1,107	32,967
Motorola Solutions	707	35,739
NXP Semiconductor *	1,324	33,113
Yahoo! *	2,271	36,279
		241,712
Telecommunications — 2.0%
Crown Castle International *	543	34,806
TOTAL UNITED STATES		1,574,927
TOTAL COMMON STOCK
(Cost $1,628,859)		1,720,029

TOTAL INVESTMENTS — 99.8%
(Cost $1,628,859)††		$1,720,029

Percentages are based on Net Assets of $1,723,615

*	Non-income producing security.
††	At September 30, 2012, the tax basis cost of the Fund's investments was $1,628,859, and the unrealized appreciation and depreciation were $110,169 and $(18,999) respectively.

Schedule of Investments (Unaudited)	September 30, 2012

Global X Top Guru Holdings Index ETF

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,720,029	$—	$—	$1,720,029
Total Investments in Securities	$1,720,029	$—	$—	$1,720,029

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 investments. The Fund generally recognizes transfers between the levels at the beginning of the period.

For the period ended September 30, 2012, there were no Level 3 investments at the beginning or end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	September 30, 2012

Global X SuperIncome Preferred Index ETF

	Shares	Value
PREFERRED STOCK — 99.2%
SOUTH AFRICA— 2.8%
Basic Materials — 2.8%
AngloGold Ashanti Holdings Finance, 6.000%	2,513	$104,516
UNITED KINGDOM— 5.4%
Financials — 5.4%
Aviva, 8.250%	2,348	65,298
Lloyds Banking Group, 7.750%	5,095	138,635
TOTAL UNITED KINGDOM		203,933
UNITED STATES— 91.0%
Consumer Goods — 1.7%
Goodyear Tire & Rubber, 5.875%	1,451	64,091
Financials — 78.9%
Aegon, 6.500%	9,156	230,569
Ally Financial, 8.500%	3,981	97,188
American International Group, 7.700%	6,426	162,449
Bank of America, 8.200%	7,697	199,898
Barclays Bank, 7.100%	8,871	227,454
Citigroup Capital VII, 7.125%	1,381	34,981
Citigroup Capital XIII, 7.875%	3,472	96,695
Credit Suisse, 7.900%	8,519	220,983
Deutsche Bank Capital Funding Trust X, 7.350%	1,646	41,578
Deutsche Bank Contingent Capital Trust III, 7.600%	4,116	109,321
Deutsche Bank Contingent Capital Trust V, 8.050%	2,932	79,604
GMAC Capital Trust I, 8.125%	5,602	140,666
Hartford Financial Services Group, 7.250%	3,462	66,124
HSBC Holdings, 8.000%	8,254	225,578
ING Groep, 7.375%	9,165	233,677
JPMorgan Chase, 8.625%	2,967	78,625
KKR Financial Holdings, 8.375%	1,511	42,912
Merrill Lynch Capital Trust III, 7.375%	1,031	25,971
PartnerRe, 7.250%	2,208	60,499
Prudential Financial, 9.000%	5,482	143,190
Santander Finance Preferred SAU, 10.500%	5,062	136,674
Wachovia Preferred Funding, 7.250%	2,702	73,143
Wells Fargo Capital XII, 7.875%	5,764	148,826
Zions Bancorporation, 9.500%	4,233	110,777
		2,987,382
Industrials — 1.5%
Seaspan, 9.500%	2,000	56,240
Real Estate Investment Trust — 1.9%
Vornado Realty, 7.875%	2,697	74,033
Telecommunications — 2.4%
Qwest, 7.500%	3,357	90,236

Schedule of Investments (Unaudited)	September 30, 2012

Global X SuperIncome Preferred Index ETF

	Face Amount/ Shares	Value
PREFERRED STOCK — continued
Utilities — 4.6%
Dominion Resources, 8.375%	4,056	$112,960
Xcel Energy, 7.600%	2,350	60,700
		173,660
TOTAL UNITED STATES		3,445,642
TOTAL PREFERRED STOCK
(Cost $3,764,575)		3,754,091

U.S. TREASURY OBLIGATIONS — 18.5%
United States Treasury Bills
0.030%, 10/18/12
(Cost $699,990)	$700,000	699,978
TOTAL INVESTMENTS — 117.7%
(Cost $4,464,565)††		$4,454,069

Percentages are based on Net Assets of $3,783,423

††	At September 30, 2012, the tax basis cost of the Fund's investments was $4,464,565, and the unrealized appreciation and depreciation were $19,364 and $(29,860) respectively.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,754,091	$—	$—	$3,754,091
U.S. Treasury Obligations	—	699,978	—	699,978
Total Investments in Securities	$3,754,091	$699,978	$—	$4,454,069

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 investments. The Fund generally recognizes transfers between the levels at the beginning of the period.

For the period ended September 30, 2012, there were no Level 3 investments at the beginning or end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: November 27, 2012

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: November 27, 2012

* Print the name and title of each signing officer under his or her signature.